Derivative Financial Instruments - Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	€ 44,984	€ 51,336
Unrealised gains (losses)	(859)	(595)
Financial liabilities at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	6,510	33,177
Unrealised gains (losses)	(66)	(691)
Financial assets at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	38,474	18,159
Unrealised gains (losses)	€ 925	€ 96